Right-of-use assets (Details Narrative)	12 Months Ended
Dec. 31, 2024 HKD ($)
Right of use assets, impairment	$ 5,013,080
Lease contracts terms	Lease contracts are entered into for fixed term of 2 to 5 years. Lease terms are negotiated on an individual basis